Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Stock Options exercised, shares	1,591	2,771	574
Cash dividends declared per share	$ 0.76	$ 0.74
Cash dividends declared per share			$ 0.72